Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Schedule Of Effective Income Tax Rate Reconciliation [Line Items]
Tax adjustment related dividend paid deduction	$ 69,818	$ 110,442	$ 102,888
Valuation allowance	$ 3,813	$ 3,953	$ 2,340
Income tax rate	21.00%	35.00%	35.00%
Rate change	$ 80	$ 466	$ 19
Recognized a deferred tax charge for future foreign withholding taxes related to undistributed earnings	(393)	1,363
Minimum tax credit carryforward, cash benefit		$ 4,108
Alternative minimum tax carryforwards utilized refundable year		2021
One-time transition tax, cash charge		$ 736
LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Schedule Of Effective Income Tax Rate Reconciliation [Line Items]
Tax adjustment related dividend paid deduction	69,902	110,824	102,888
Valuation allowance	$ 3,813	$ 3,953	$ 2,340
Income tax rate	21.00%	35.00%	35.00%
Rate change	$ 80	$ 466	$ 19
Recognized a deferred tax charge for future foreign withholding taxes related to undistributed earnings	(393)	1,363
Minimum tax credit carryforward, cash benefit		$ 4,108
Alternative minimum tax carryforwards utilized refundable year		2021
One-time transition tax, cash charge		$ 736
Puerto Rico [Member]
Schedule Of Effective Income Tax Rate Reconciliation [Line Items]
Valuation allowance	3,813	3,953	2,340
Puerto Rico [Member] | LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Schedule Of Effective Income Tax Rate Reconciliation [Line Items]
Valuation allowance	$ 3,813	$ 3,953	$ 2,340